RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	¥ 665,579	¥ 1,703,995	¥ 3,350,032
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication") | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	644,879	1,697,053	3,340,857
Xiaomi Youpin | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues		6,942	9,175
Whale Microelectronics Co., Ltd
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	86,820	¥ 222,174	¥ 146,847
Whale Microelectronics Co., Ltd | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	¥ 20,700